PGIM Nasdaq-100 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 105.1%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $114,487)(wb)	114,487	$114,487
Options Purchased*~ 103.9%
(cost $9,699,761)		10,032,401

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.1% (cost $9,814,248)		10,146,888
Options Written*~ (5.1)%
(premiums received $578,903)		(494,645)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,235,345)		9,652,243
Liabilities in excess of other assets (0.0)%		(4,089)

Net Assets 100.0%		$9,648,154

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	06/30/26	$5.52		160		16	$9,838,386
Invesco QQQ Trust, Series 1	Put	06/30/26	$551.64		160		16	194,015
Total Options Purchased (cost $9,699,761)								$10,032,401
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	06/30/26	$643.27		160		16	$(409,755)
Invesco QQQ Trust, Series 1	Put	06/30/26	$485.44		160		16	(84,890)
Total Options Written (premiums received $578,903)								$(494,645)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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